Taxes Payable	6 Months Ended
Dec. 31, 2022
Taxes Payable [Abstract]
TAXES PAYABLE

8. TAXES PAYABLE

As of December 31, 2022 and June 30, 2022, taxes payable consisted of the following:

	As of December 31,	As of June 30,
	2022	2022
Corporate income tax	$3,788,929	$3,946,227
Value-added tax (“VAT”)	965,297	746,975
Related surcharges on VAT payable	3,151	2,224
IIT	3,911	1,841
	$4,761,288	$4,697,267